Supplemental consolidated statements of income information (Tables)	12 Months Ended
Mar. 31, 2026
Analysis of income and expense [abstract]
Summary of Other operating expense
Other operating (income) expense, net is comprised of the
following
:

	Yen in millions
	Fiscal year ended March 31
	2024	2025	2026
Realization of unrealized gains on land transferred by Sony Group Corporation to Sony Life Insurance Co., Ltd. in past fiscal years, in connection with the execution of the Partial Spin-off of the Financial Services business	-	-	(43,899)
Gain on remeasurement of previously existing equity interest in Peanuts Holdings *1	-	-	(34,662)
(Gain) loss on purchase/sale of interests in subsidiaries and associates, net	(6,905)	(18,426)	1,860
(Gain) loss on sale, disposal or impairment of assets, net * 2	(4,977)	14,265	118,690
Other	1,748	(7,061)	(7,933)

	(10,134)	(11,222)	34,056

*1	For further details, refer to Note 30 (1).
*2	The figures for the fiscal year ended March 31, 2026 mainly include impairment losses recognized on the non-financial assets of Bungie and Pixomondo. For further details, refer to Note 12.